Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 331,752	$ 282,224	$ 297,758
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	308,682	264,804	265,316
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	18,950	14,856	29,757
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 4,120	$ 2,564	$ 2,685